Taxation - Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 275,779	$ 40,111	¥ 254,803	¥ 136,429
Deferred	102,111	14,851	12,279	(103,800)
Income tax expense	¥ 377,890	$ 54,962	¥ 267,082	¥ 32,629